Risk management (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Risk Management
Total exposure	R$ 10,632,252	R$ 3,356,365
Income before taxes	1,063,311	336,672
Effects on profit for the year before taxes	R$ 339,248	R$ 234,384